Statement of compliance	12 Months Ended
Jun. 30, 2021
Statement of compliance
Statement of compliance
1	Statement of compliance

The consolidated financial statements are prepared in compliance with International Financial Reporting Standards (IFRS) and Interpretations of those standards, as issued by the International Accounting Standards Board, the SAICA Financial Reporting Guides as issued by the Accounting Practices Committee and Financial Reporting Pronouncements as issued by Financial Reporting Standards Council and the South African Companies Act, 2008. The consolidated financial statements were approved for issue by the Board of Directors on 16 August 2021 and will be presented to shareholders at the Annual General Meeting on 19 November 2021.

Basis of preparation of financial results

The consolidated financial statements are prepared using the historic cost convention except that, certain items, including derivative instruments, liabilities for cash-settled share-based payments, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value. The consolidated financial results are presented in rand, which is Sasol Limited’s functional and presentation currency, rounded to the nearest million.

The consolidated financial statements are prepared on the going concern basis. Refer to note 2.

Change in reportable segment information

The reportable segment information has been aligned to the group’s new operating model which came into effect on 1 June 2021. Our new operating model enables improved decision-making in our two businesses, Energy and Chemicals. The new operating model structure reflects how the results are reported to the Chief Operating Decision Maker (CODM). Refer to the Segment information on page 8 for more information.

Change in revenue disaggregation

Pursuant to the change in our operating model, the Chemicals Business has been re-organised into three regional operating segments i.e. Africa, America and Eurasia, supported by four divisions comprising Advanced Materials, Base Chemicals, Essential Care Chemicals and Performance Solutions. All internal and external reporting relating to the Chemicals Business have been rearranged accordingly. Revenue, which was previously disaggregated according to the grouping of product lines under the old operating model, has been updated to reflect the new divisional product lines. The disaggregation of revenue for the Energy segments did not change materially. The comparative figures have also been aligned to the new format. Refer to note 3.

Change in presentation of assets under construction (reclassification)

Assets under construction were previously presented as a separate class of assets on the statement of financial position. From the current year, assets under construction are classified as a separate class of property, plant and equipment. Over the last two years, the LCCP units reaching beneficial operation has resulted in a significant decrease in the balance of assets under construction. Accordingly, the separate classification of assets under construction is no longer relevant to understanding the group’s financial position. The accounting policies in respect of assets under construction have not been amended. The comparative figures have been reclassified. For this financial reporting period the group has presented a third statement of financial position by including a set of numbers as at the beginning of the preceding period to assist with the impact of the reclassification.

1	Statement of compliance continued

Errors in calculation of the South African integrated value chain impairments (revision)

During the year, the Company identified the following prior period errors relating to its impairment calculations:

As part of an independent management review of the South African integrated value chain it was determined that a portion of the gas feedstock purchase cost has erroneously been omitted from the South African integrated value chain impairment assessment since 2015, leading to an overstated valuation of the Company’s gas dependent value chains and therefore the incorrect calculation of impairments to be recognised. This error mainly impacts the Polyethylene, Chlor Vinyls, Chemical Work Up & Heavy Alcohols, Methanol, Ammonia and Wax value chains. Impairments recognised since the 2017 financial year are impacted by this error and are accounted for by correcting the 1 July 2019 opening retained earnings.

During the current year it was determined that the Ammonia CGU carrying value used in the 2020 impairment assessment was understated as a result of an error in the carrying value calculation. The resulting impairment charge was therefore also understated by R1,3 billion, (R937 million, net of tax). The error only impacted the 2020 financial year.

In order to assess the impact of the prior period errors identified, the Company applied SEC Staff Accounting Bulletin (“SAB”) No 108, 'Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements'. SAB No 108 states that registrants must quantify the impact of correcting all misstatements on all periods presented, including both the carryover (iron curtain method) and reversing (rollover method) effects of prior year misstatements on the current year financial statements, and by evaluating the misstatement measured under each method in light of quantitative and qualitative factors. Under SAB No 108, prior year misstatements which, if corrected in the current year would be material to the current year, must be corrected by adjusting prior year financial statements, even though such correction previously was and continues to be immaterial to the prior year financial statements. Correcting prior year financial statements for such immaterial errors does not require previously issued or filed financial statements to be amended.

In accordance with SAB No 99 'Materiality', the Company evaluated the effect of the prior period errors, both quantitatively and qualitatively, and concluded that the correction did not have a material impact on, nor require amendment of, any of the Company’s previously issued or filed financial statements taken as a whole. However, if the adjustments to correct the cumulative errors had been recorded in 2021, the Company believes the impact would have been material to the 2021 annual results and would have impacted comparisons to prior periods.

The conclusions above in terms of SAB No 99 and SAB No 108 are consistent with the requirements of IAS 8 'Accounting Policies, Changes in Accounting Estimates and Errors', as well as principles of IFRS.

1	Statement of compliance continued

Accordingly, the Company has revised its previously reported results and related disclosures as follows:

	As reported on			As adjusted on
	30 June 2019	Reclassification	Revision	1 July 2019
for the year ended 30 June	Rm	Rm	Rm	Rm
Statement of financial position
Property, plant and equipment	233 549	127 764	(3 731)	357 582
Assets under construction	127 764	(127 764)	—	—
Non-current assets	391 953	—	(3 731)	388 222

Deferred tax liability	27 586	—	(1 045)	26 541
Non-current liabilities	195 075	—	(1 045)	194 030

Statement of changes in equity
Retained earnings*	181 416	—	(2 686)	178 730
Total equity	225 795	—	(2 686)	223 109

Income statement
Depreciation and amortisation	(17 968)	—	154	(17 814)
Operating profit before remeasurement items	28 342	—	154	28 496
Remeasurement items	(18 645)	—	(1 417)	(20 062)
Earnings before interest and tax (EBIT)	9 697	—	(1 263)	8 434
Taxation	(3 157)	—	354	(2 803)
Earnings for the year	6 074	—	(909)	5 165

Statement of comprehensive income
Total comprehensive income for the year	7 162	—	(909)	6 253

	Rand	Rand	Rand	Rand
Basic earnings per share	6,97	—	(1,47)	5,50
Headline earnings per share	30,72	—	0,18	30,90
Dilute earnings per share	6,93	—	(1,47)	5,46
Diluted headline earnings per share	30,54	—	0,17	30,71
*	Cumulative error of R1 777 million for financial years preceding 2019 have been corrected by revising the 1 July 2019 opening retained earnings.

1	Statement of compliance continued

	As reported on			As adjusted on
	30 June 2020	Reclassification	Revision*	30 June 2020
for the year ended 30 June	Rm	Rm	Rm	Rm
Statement of financial position
Property, plant and equipment	204 470	27 802	(4 627)	227 645
Assets under construction	27 802	(27 802)	—	—
Non-current assets	301 193	—	(4 627)	296 566

Deferred tax liability	20 450	—	(1 296)	19 154
Non-current liabilities	226 796	—	(1 296)	225 500

Statement of changes in equity
Retained earnings**	90 890	—	(3 331)	87 559
Total equity	159 248	—	(3 331)	155 917

Income statement
Depreciation and amortisation	(22 575)	—	248	(22 327)
Operating (loss)/profit before remeasurement items	(196)	—	248	52
Remeasurement items	(110 834)	—	(1 144)	(111 978)
Loss before interest and tax (LBIT)	(111 030)	—	(896)	(111 926)
Taxation	26 139	—	251	26 390
Loss for the year	(91 272)	—	(645)	(91 917)

Statement of comprehensive income
Total comprehensive loss for the year	(67 354)	—	(645)	(67 999)

	Rand	Rand	Rand	Rand
Basic loss per share	(147,45)	—	(1,04)	(148,49)
Headline loss per share	(11,79)	—	0,29	(11,50)
Dilute loss per share	(147,45)	—	(1,04)	(148,49)
Diluted headline loss per share	(11,79)	—	0,29	(11,50)
*	Including impact of 2019 error. The impact of the Ammonia error was R1,3 billion (R937 million net of tax).
**	Cumulative error of R1 777 million for financial years preceding 2019 have been corrected by revising the 1 July 2019 opening retained earnings.

The revision had no impact on earnings attributable to non-controlling shareholders. The reclassification and revision are non-cash adjustments and therefore do not impact any other line items on the statement of cash flows. The revision impacted the results of the Chemicals Africa segment, refer to page 8.

Accounting policies

The accounting policies applied in the preparation of these consolidated financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2020, except for the adoption of certain amendments to existing standards as detailed below. These accounting policies are consistently applied throughout the group.

1	Statement of compliance continued

Accounting standards, interpretations and amendments to published accounting standards

In the prior financial year, the group early adopted the Interest Rate Benchmark Reform Phase 1 Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and Measurement’ and IFRS 7 ‘Financial Instruments: Disclosures’ (Phase 1). These amendments modify specific hedge accounting requirements to allow hedge accounting to continue for affected hedges during the period of uncertainty before the hedged items or hedging instruments are amended as a result of the interest rate benchmark reform. In the current year, the group has elected to early adopt the Interest Rate Benchmark Reform – Phase 2 Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and Measurement’, IFRS 7 ‘Financial Instruments: Disclosures’, IFRS 4 ‘Insurance Contracts’ and IFRS 16 ‘Leases’ (Phase 2) which was issued in August 2020. In accordance with the transition provisions, the amendments have been adopted retrospectively to hedging relationships and financial instruments. The adoption of the amendments had no impact on the comparative period, and therefore comparative amounts have not been revised, which resulted in no impact on the current period opening reserves amounts on adoption.

Both the Phase 1 and Phase 2 amendments are relevant to the group as the group has exposure to the variable US dollar London Interbank Overnight Rate (LIBOR) through various instruments including term loans, revolving credit facilities, as well as an interest rate swap which has been designated as a hedging instrument in a cash flow hedge.

As a result of the Phase 2 amendments:

●	When the contractual terms of the group’s borrowings are amended as a direct consequence of the interest rate benchmark reform and the new basis for determining the contractual cash flows is economically equivalent to the basis immediately preceding the change, the group changes the basis for determining the contractual cash flows prospectively by revising the effective interest rate. If additional changes are made, which are not directly related to the reform, the applicable requirements of IFRS 9 are applied to the other amendments.
●	When changes are made to the hedging instruments, hedged item and hedged risk as a result of the interest rate benchmark reform, the group will update the hedge documentation without discontinuing the hedging relationship and the cumulative gain or loss in the cash flow hedge accounting reserve will be deemed to be based on the alternative benchmark rate.

The group is still assessing its approach to implementing the transition. As at 30 June 2021 no modifications to any of the group’s derivative or non-derivative financial instruments have been made in response to the reform. Negotiations with counterparties on appropriate changes and resetting of rates are expected to continue in the following months. Management expects that the transition will be concluded on an economically equivalent basis.

The following table contains details of all of our financial instruments at 30 June 2021 which reference the US LIBOR and have not yet transitioned to an alternative interest rate benchmark:

2021
Rm
Financial liabilities measured at amortised cost
US$ term loan	20 699
US$ Revolving credit facility	9 878
Derivative liability
Interest rate swap	2 103
32 680

1	Statement of compliance continued

Furthermore, the Financial Stability Board has initiated a fundamental review and reform of the major interest rate benchmarks tasked globally by financial market participants. This review seeks to replace existing interbank offered rates (IBORs) with alternative risk-free rates (ARRs) to improve market efficiency and mitigate systemic risk across financial markets. The South African Revenue Bank ("SARB") has indicated their intention to move away from Johannesburg Interbank Average Rate (JIBAR) and to create an alternative reference rate for South Africa. This reform is at various stages globally, a suitable alternative for South Africa is only expected to be announced in a few years’ time. Accordingly, there is uncertainty surrounding the timing and manner in which the transition would occur and how this would affect various financial instruments held by the group. Management is monitoring developments in this reform.

The following amendments to IFRS were mandatorily effective for the first time from 1 July 2020:

●	Amendments to IFRS 3 ‘Business Combinations’ on the definition of a ‘business’; and
●	Amendments to IAS 1 ‘Presentation of Financial Statements’ and IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’ on the definition of ‘material’.

The following amendments to IFRS were early adopted by the group effective from 1 July 2020:

●	Amendments to IFRS 16 ‘Leases’ to extend the optional relief with regards to COVID-19-related rent concessions;
●	Amendments to IAS 1 ‘Presentation of Financial Statements’ and IFRS Practice Statement 2 with regards to the disclosure of accounting policies;
●	Amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’ relating to the definition of ‘accounting estimates’; and
●	Amendments to IAS 12 ‘Income Taxes’ relating to deferred tax on assets and liabilities arising from a single transaction.

The adoption of these amendments had no material impact on the consolidated financial statements.

Accounting standards, interpretations and amendments not yet effective

IFRS 17 ‘Insurance Contracts’

IFRS 17 requires insurance liabilities to be measured at a current fulfilment value and provides a more uniform measurement and presentation approach for all insurance contracts. IFRS 17 supersedes IFRS 4 ‘Insurance Contracts’. IFRS 17 is effective for the group from 1 July 2023, will be applied prospectively and is not expected to significantly impact the group.

Amendments to IAS 1 ‘Presentation of Financial Statements’

The amendments provide guidance on the classification of liabilities as current or non-current in the statement of financial position and does not impact the amount or timing of recognition of any asset, liability income or expenses, or the information that entities disclose about those items. They clarify that the classification of liabilities as current or non-current should be based on rights that are in place at the end of the reporting period which enable the reporting entity to defer settlement by at least twelve months. The amendments further make it explicit that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. The amendments are effective for the group from 1 July 2023, will be applied retrospectively and are not expected to significantly impact the group.